Accounts Receivables, Net	12 Months Ended
Jun. 30, 2025
Accounts Receivables, Net [Abstract]
ACCOUNTS RECEIVABLES, NET

5. ACCOUNTS RECEIVABLES, NET

Accounts receivables, net consisted of the following:

	As of June 30,
	2025	2024
	USD	USD
Accounts receivable	891,700	49,474
Allowance for credit losses	(21,658)	(1,721)
Accounts receivables, net	870,042	47,753

The movement of allowance for expected credit losses of accounts receivable was as follows:

	As of June 30,
	2025	2024
	USD	USD
Balance at beginning of the year	(1,721)	(6,442)
Allowance provided during the year	(19,772)	-
Reversal	-	4,735
Foreign currency translation adjustment	(165)	(14)
Balance at end of the year	(21,658)	(1,721)

The Group recorded provision of allowance for credit losses of $19,772 and $5,330 for the years ended June 30, 2025 and 2023, respectively, and recorded reversal of allowance of $4,735 for the year ended June 30, 2024..